Exception Summary (Loan Grades)
Run Date - 11/19/2021 3:20:27 PM

Exception Type	Exception Grade	Exception	Total	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	39	0	0	0	0	39
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	13	0	0	0	0	13
		Cease and Desist Request Received From Mortgagor or 3rd Party	12	0	0	0	0	12
		Title Issue -	6	0	0	0	0	6
		Written Dispute - No indication servicer responded to outstanding dispute in writing	4	0	0	0	0	4
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	3	0	0	0	0	3
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	2	0	0	0	0	2
		Active Litigation - Notes indicate litigation, no indication resolved	1	0	0	0	0	1
		Delinquent HOA Fees	1	0	0	0	0	1
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	82	0	0	0	0	82